Putnam
New Value
Fund

ANNUAL REPORT
August 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "In a market where large-caps have dominated, this fund has held its own."

                          -- Morningstar Mutual Funds, May 23, 1997

* "My guess is that those investors will be well rewarded in the long run who have the guts to stick with value investing at a time when pros and amateurs alike are following the herd into so-called growth stocks."

                          -- Mark Hulbert, editor of Hulbert Financial
                             Digest, writing in Forbes, July 7, 1997

CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

15 Portfolio holdings

18 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

David King, manager of Putnam New Value Fund since its inception in January 1995, talks a lot about ladders, ramps, and anchors when discussing your fund's portfolio. Ladder stocks, in Dave's lexicon, are those that are currently out of favor but offer what are, in his view, above-average prospects for growth over the long term. Ramp stocks, on the other hand, are those of established companies that for one reason or another have experienced what he sees as a temporary decline in price. Anchor stocks, the third leg of your fund's strategy, are those of companies with records of high sustainable dividends that can provide a dependable stream of current income for the fund.


All three categories suggest a bottom-up approach to selecting stocks -- on their individual merits -- which is exactly what Dave wants you to remember even when his search leads to several companies in the same industry. Cheapness and change remain the two critical tests he applies to every prospective fund holding. In the following report, Dave discusses how this quest worked in fiscal 1997 and what he sees in store for fiscal 1998.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
October 15, 1997



Report from the Fund Manager
David L. King

In an exuberant market environment, maintaining discipline can be a frustrating task. That was the situation for Putnam New Value Fund in the past six months as we remained committed to finding overlooked values while a relatively small group of steadily growing multinational companies set numerous stock market records.

For the fiscal year that ended August 31, 1997, the fund's class A shares delivered a 28.79% return at net asset value and a 21.34% return at public offering price -- strong absolute returns but less impressive when viewed in comparison with broader market results. For complete performance information, please see pages 9 and 10 of this report.

Your fund's quest for cheapness and change, however, has its own important short-term benefits. In March, leading blue chips slumped as a result of the Federal Reserve Board's preemptive strike against inflation. The jolt showed there was a fair amount of investor skepticism regarding the price stability of these large, market-leading companies. A similar drop occurred in August as currency turmoil in Southeast Asia raised questions about the steadiness of earnings growth for multinational firms. In both of these episodes, your fund weathered the storms with milder losses than the market averages.

*GAINS SPREAD TO DIFFERENT MARKET SECTORS

Although the large-company stocks that have done so well in the recent past are still near their record high prices, the market's results in the latter half of the summer suggest that they may be slowing down while other sectors are moving ahead. Stocks of smaller companies are showing signs of renewed strength and the performance of value stocks has lately eclipsed that of growth stocks. That could mean good news for your fund not only because of its value strategy but because our research process leads to stocks in a variety of sectors and industries that seem, on the surface, to have little in common.

For example, one of your fund's holdings, Northrop Grumman, grabbed headlines when it agreed to be purchased by Lockheed Martin -- another chapter in the ongoing consolidations of defense and aerospace corporations. Although we do not target companies because of takeover rumors, our assessment of the underlying business value of a firm occasionally leads us to companies that become takeover candidates. When the initial report of Northrop's purchase sent the stock price soaring, we sold half of the shares, but we continue to hold the other half because, pending completion of the deal, the stock still trades at a discount to Lockheed's equity value. The shares could appreciate further when the deal closes.

Your fund also enjoyed an unexpectedly strong performance from Banker's Trust. We purchased this stock at the fund's inception in January 1995. At that time, its price had declined in the wake of concerns regarding its involvement in the market for derivative securities. Because of its generous dividend yield, it appeared tailor-made for our new anchor holdings criteria. Since then, new management has taken over but did not cut the company's dividend as many had expected. Instead, the firm has revitalized itself by acquiring smaller, highly regarded financial companies and broadening its banking business. It has, in fact, performed more like a ladder stock, nearly doubling in value in three years. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance and Finance                     14.7%

Oil and Gas                               10.3%

Retail                                     6.8%

Consumer nondurables                       6.5%

Paper and forest products                  6.5%

Footnote reads:
*Based on net assets as of 8/31/97. Holdings will vary over time.

*PAPER, OIL, AND RAILROAD STOCKS OFFER VALUE AND GROWTH POTENTIAL

Although we use bottom-up analysis in selecting stocks, considering each for its particular qualities, certain industry trends can be factors in our decision-making. For that reason, we added new holdings in the oil and paper industries during the past six months. We bought International Paper and Boise Cascade because both companies have new managerial strategies in place. No longer do these firms simply try to expand their productive capacity to meet market demand. Now managers' compensation is tied to improving the companies' economic value, meaning that they must control costs and try to improve their pricing power. Should paper prices rise, these ramp stocks could see earnings strengthen in the next few years. The same thinking has encouraged us to hold on to the fund's position in OfficeMax. As a large retailer of office paper, the company would also benefit from higher paper prices.

Three foreign oil companies offer a similar opportunity in terms of new efficiency, if not higher commodity prices. ENI SPA of Italy, Elf Aquitaine of France, and YPF of Argentina are going through restructurings similar to those initiated by Exxon in the 1980s. We anticipate that these efforts should both drive down costs and enhance revenue. Each of the companies whose shares we purchased currently dominates its domestic market. ENI, for example, pumps half of the fuel burned on Italian highways. Elf Aquitaine recently completed its privatization and, free from the bureaucracy of French state management, has boosted its targeted returns on capital. It can also boast of successful drilling expeditions off the coast of Africa at a time when many oil producers have been struggling to find new reserves. We rate these holdings as a combination of ladder and ramp stocks. We believe they are cheap because the market has underestimated their business value and because they have new catalysts for growth.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

K mart Corp.
Retail

Computer Associates Intl., Inc.
Computer services and software

NCR Corp.
Computer services and software

IBM Corp.
Business equipment and services

General Motors Corp., Class H
Aerospace and defense

RJR Nabisco Holdings Corp.
Consumer nondurables

Boise Cascade Corp.
Paper and forest products

Union Planters Corp.
Insurance and finance

Bankers Trust New York Corp.
Insurance and finance

Beacon Properties Corp. (R)
Real estate

Footnote reads:
These holdings represent 23.3% of the fund's net assets as of 8/31/97. Portfolio holdings will vary over time.

The last new theme of the period underscores our research into overlooked stocks. We added two railroads, Burlington Northern and Norfolk Southern. Railroads have been unattractive to investors for years. In 1980, about one third of the nation's railroads were in bankruptcy. As the industry has consolidated, the number of carriers has also shrunk to a mere handful, and these companies appear to be in better control of their operations. Furthermore, we were able to acquire our two new holdings while their ongoing merger efforts had temporarily depressed their stock prices. These companies now have the opportunity to cut their costs and possibly grow their revenues. Because railroads today carry only 15% of freight traffic in the United States, even a relatively small increase in that share could significantly boost railroad revenues.

*RETURN TO MORE NORMAL ENVIRONMENT

The diversity of these portfolio holdings should make the fund's returns competitive in more routine market conditions when a variety of different stocks and sectors can do well at the same time. Conversely, when a relatively small group of similar stocks performs in incredible fashion, as has been the case in the recent past, your fund won't steal headlines. The most encouraging feature of the fund in such extreme circumstances is its ability to cope well with market volatility.

Your fund's strategy, after all, is not intended to take advantage of short-term factors in the market but instead to find a variety of stocks with value that others have not noticed. The portfolio's concentration in 40 to 50 stocks poised for change can generate short-term risk. We believe that over the long term, this path can lead to competitive capital appreciation.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/97, there is no guarantee the fund will continue to hold these securities in the future. This fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New Value Fund is designed for investors seeking long-term capital appreciation through investments in undervalued common stocks.

TOTAL RETURN FOR PERIODS ENDED 8/31/97
                         Class A          Class B         Class M
(inception date)         (1/3/95)         (2/26/96)       (2/26/96)
                        NAV     POP     NAV     CDSC     NAV    POP
------------------------------------------------------------------------
1 year                28.79%   21.34%  27.79%  22.79%   28.19%  23.69%
------------------------------------------------------------------------
Life of fund          91.92    80.86   88.08   85.08    89.42   82.80
Annual average        27.77    24.95   26.80   26.04    27.14   25.45
------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 8/31/97
                            Standard &        Standard &
                              Poor's         Poor's Barra      Consumer
                            500 Index        Value Index     Price Index
------------------------------------------------------------------------
1 year                        40.62%            37.13%          2.23%
------------------------------------------------------------------------
Life of fund                 107.82            100.76           7.41
Annual average                31.56             29.87           2.72
------------------------------------------------------------------------

Returns for class A and class M shares indicated in the POP column above reflect the current maximum initial sales charges of 5.75% for class A shares and 3.50% for class M shares. One-year and life-of-fund returns for class B shares reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declines each year to 1% in the sixth year, and is eliminated thereafter. Fund performance data do not take into account any adjustment for taxes payable or reinvested distributions. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating costs applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

[GRAPHIC OMITTED: GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT
Cumulative total return of a $10,000 investment since 1/3/95

                               S&P 500
Date/year    Fund at POP        Index         CPI

01/03/95        9425            10000        10000

2/28/95         9800            10659        10080

5/31/95        10698            11746        10167

08/31/95       11674            12448        10214

11/30/95       12361            13493        10261

2/28/96        13023            14353        10347

5/31/96        14067            15083        10467

08/31/96       14043            14778        10508

11/30/96       15681            17251        10595

2/28/97        16602            18106        10661

5/31/97        17158            19518        10695

08/31/97       18086            20782        10741

Footnote reads:
Past performance is no assurance of future results. For the same time period, a $10,000 investment in the fund's class B shares would have been valued at $18,808 ($18,508 at CDSC); a $10,000 investment in the fund's class M shares would have been valued at $18,942 ($18,280 at public offering price). See first page of performance section for performance calculation method.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 8/31/97

                             Class A         Class B         Class M
------------------------------------------------------------------------
Distributions (number)          1               1               1
------------------------------------------------------------------------
Income                       $0.091          $0.058          $0.068
------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------
Long term                     0.006           0.006           0.006
------------------------------------------------------------------------
Short term                    0.137           0.137           0.137
------------------------------------------------------------------------
  Total                      $0.234          $0.201          $0.211
------------------------------------------------------------------------
Share value                 NAV     POP     NAV     NAV     POP
------------------------------------------------------------------------
8/31/96                   $11.57  $12.28  $11.52  $11.54  $11.96
------------------------------------------------------------------------
8/31/97                    14.63   15.52   14.49   14.55   15.08
------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 9/30/97
(most recent calendar quarter)
                                Class A         Class B        Class M
(inception date)               (1/3/95)        (2/26/96)      (2/26/96)
                              NAV    POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------
1 year                      30.99%  23.46%  29.97%  24.97%  30.25%  25.67%
------------------------------------------------------------------------
Life of fund               104.64   92.85  100.41   97.41  101.79   94.73
Annual average              29.87   27.09   28.88   28.17   29.20   27.54
------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.*

Standard & Poor's/Barra Value Index* is a capitalization-weighted index of all the stocks in the S&P 500 that have low price-to-book ratios.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.




WELCOME TO

www.putnaminv.com

Now you can get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and an economic outlook from Putnam experts -- with just a few clicks of the mouse!

VISIT PUTNAM'S NEW SITE ON THE WORLD WIDE WEB TO FIND OUT:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* daily fund pricing and long-term fund performance

* how to tell if your retirement savings plan is on track

* how quickly money can accumulate in a tax-deferred investment

You can also read Dr. Robert Goodman's economic commentary and Putnam's Capital Markets Forum outlook, search for a particular Putnam fund by name or objective . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape and an independent Internet service provider.

New features will be added to the site on an ongoing basis. So, visit us at http://www.putnaminv.com -- often!



Report of independent accountants
For the fiscal year ended August 31, 1997

To the Trustees and Shareholders of
Putnam New Value Fund

We have audited the accompanying statement of assets and liabilities of Putnam New Value Fund, including the portfolio of investments owned, as of August 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam New Value Fund as of August 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                    Coopers & Lybrand L.L.P
Boston, Massachusetts
October 10, 1997



Portfolio of investments owned
August 31, 1997


COMMON STOCKS (98.5%) *
NUMBER OF SHARES                                                                                       VALUE

Aerospace and Defense (5.3%)
------------------------------------------------------------------------------------------------------------
        310,000  Boeing Co.                                                                  $    16,875,625
        324,300  General Motors Corp. Class H                                                     20,613,319
         76,100  Northrop Grumman Corp.                                                            8,908,456
                                                                                              --------------
                                                                                                  46,397,400

Automotive (2.2%)
------------------------------------------------------------------------------------------------------------
        415,000  Lear Corp. +                                                                     19,012,188

Basic Industrial Products (2.0%)
------------------------------------------------------------------------------------------------------------
        667,600  New Holland N.V. (Netherlands)                                                   17,941,750

Business Equipment and Services (4.4%)
------------------------------------------------------------------------------------------------------------
        289,100  Hewlett-Packard Co.                                                              17,725,444
        207,700  IBM Corp.                                                                        20,951,738
                                                                                              --------------
                                                                                                  38,677,182

Chemicals (2.1%)
------------------------------------------------------------------------------------------------------------
        353,700  Hercules, Inc.                                                                   18,281,869

Computer Services and Software (4.7%)
------------------------------------------------------------------------------------------------------------
        318,000  Computer Associates Intl., Inc.                                                  21,266,250
        592,700  NCR Corp. +                                                                      21,003,806
                                                                                              --------------
                                                                                                  42,270,056

Conglomerates (2.2%)
------------------------------------------------------------------------------------------------------------
        831,800  Ogden Corp.                                                                      19,287,363

Consumer Non Durables (6.5%)
------------------------------------------------------------------------------------------------------------
        773,100  Dimon Inc.                                                                       18,554,400
        590,000  RJR Nabisco Holdings Corp.                                                       20,539,375
        550,000  Tupperware Corp.                                                                 18,459,375
                                                                                              --------------
                                                                                                  57,553,150

Electronics and Electrical Equipment (2.1%)
------------------------------------------------------------------------------------------------------------
        697,840  Vishay Intertechnology, Inc.                                                     18,623,605

Food and Beverages (5.8%)
------------------------------------------------------------------------------------------------------------
        426,275  Dole Food Co.                                                                    16,651,367
        375,000  The Quaker Oats Co.                                                              17,625,000
        707,000  Whitman Corp.                                                                    17,321,500
                                                                                              --------------
                                                                                                  51,597,867

Insurance and Finance (14.7%)
------------------------------------------------------------------------------------------------------------
        372,800  Ahmanson (H.F.) & Co.                                                            18,919,600
        187,300  Bankers Trust New York Corp. [UPSIDE DOWN DELTA]                                 19,432,375
        380,000  First Union Corp.                                                                18,263,750
        317,800  Summit Bancorp                                                                   18,869,375
        385,000  Union Planters Corp.                                                             19,731,250
        723,900  USF&G Corp.                                                                      15,880,556
        314,500  Washington Mutual, Inc.                                                          18,830,688
                                                                                              --------------
                                                                                                 129,927,594

Metals and Mining (2.3%)
------------------------------------------------------------------------------------------------------------
        659,744  Freeport-McMoRan Copper & Gold Co., Inc. Class B                                 18,472,832
         80,700  Ispat International NV (Canada) +                                                 2,163,769
                                                                                              --------------
                                                                                                  20,636,601

Oil and Gas (10.3%)
------------------------------------------------------------------------------------------------------------
        199,400  Amoco Corp.                                                                      18,855,763
        327,500  Elf Aquitane ADR S.A. (France)                                                   18,258,122
        321,000  ENI SPA ADR (Italy)                                                              17,815,500
        715,700  Occidental Petroleum Corp.                                                       16,774,219
        580,000  YPF S.A. ADR (Argentina)                                                         18,886,250
                                                                                              --------------
                                                                                                  90,589,854

Paper and Forest Products (6.5%)
------------------------------------------------------------------------------------------------------------
        512,300  Boise Cascade Corp.                                                              20,267,869
        350,000  International Paper Co.                                                          18,462,500
      1,018,800  Unisource Worldwide, Inc.                                                        18,465,750
                                                                                              --------------
                                                                                                  57,196,119

Pharmaceuticals (2.1%)
------------------------------------------------------------------------------------------------------------
        552,150  Pharmacia & Upjohn, Inc.                                                         18,807,609

Photography (1.9%)
------------------------------------------------------------------------------------------------------------
        318,100  Polaroid Corp.                                                                   16,799,656

Publishing (2.0%)
------------------------------------------------------------------------------------------------------------
        343,200  Times Mirror Co. Class A                                                         17,395,950

Real Estate (4.3%)
------------------------------------------------------------------------------------------------------------
        536,911  Beacon Properties Corp. (R)                                                      19,328,796
        379,050  Equity Residential Properties Trust (R)                                          18,454,997
                                                                                              --------------
                                                                                                  37,783,793
Retail (6.8%)
------------------------------------------------------------------------------------------------------------
      1,654,500  K mart Corp. +                                                                   22,956,188
        521,544  Lowe's Cos., Inc.                                                                18,025,865
      1,278,900  OfficeMax, Inc. +                                                                18,943,706
                                                                                              --------------
                                                                                                  59,925,759

Transportation (6.1%)
------------------------------------------------------------------------------------------------------------
        200,000  Burlington Northern Santa Fe Corp.                                               18,337,500
        196,600  Delta Air Lines, Inc.                                                            17,005,900
        190,000  Norfolk Southern Corp.                                                           18,620,000
                                                                                              --------------
                                                                                                  53,963,400

Utilities (4.2%)
------------------------------------------------------------------------------------------------------------
        405,000  Sprint Corp.                                                                     19,035,000
        509,300  US West, Inc.                                                                    18,239,306
                                                                                              --------------
                                                                                                  37,274,306
                                                                                              --------------
                 Total Common Stocks (cost $788,397,426)                                      $  869,943,071

SHORT-TERM INVESTMENTS (2.6%) * (cost $22,930,601)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    $22,920,000  Interest in $453,719,000 joint repurchase agreement dated August 29, 1997 with SBC Warburg due
                   September 2, 1997 with respect to various
                   U.S. Treasury obligations -- maturity value of
                   $22,934,134 for an effective yield of 5.55%                                $   22,930,601
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $811,328,027) ***                                    $  892,873,672
------------------------------------------------------------------------------------------------------------

  *  Percentages indicated are based on net assets of $882,790,026.

*** The aggregate identified cost on a tax basis is $811,358,723, resulting in gross unrealized appreciation and depreciation of $97,311,095 and $15,796,146, respectively, or net unrealized appreciation of $81,514,949.

  +  Non-income-producing security.

[UPSIDE DOWN DELTA]  This entity provides subcustodian services to the fund.

(R)  Real Estate Investment Trust.

     ADR stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.



----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at August 31, 1997
(aggregate face value $26,045,172)
                                  Market     Aggregate Face    Delivery      Unrealized
                                   Value          Value          Date       Depreciation
----------------------------------------------------------------------------------------
French Franc                   $13,560,070    $13,128,120       Feb 98       $(431,950)
Italian Lira                    13,367,994     12,917,052       Feb 98        (450,942)
----------------------------------------------------------------------------------------
                                                                             $(882,892)
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
August 31, 1997

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $811,328,027) (Note 1)                                                $892,873,672
---------------------------------------------------------------------------------------------------
Cash                                                                                            415
---------------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                                1,295,647
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    2,935,778
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    4,716
---------------------------------------------------------------------------------------------------
Total assets                                                                            897,110,228

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         10,555,721
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  471,569
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              1,386,063
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  189,150
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 4,602
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,953
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      579,925
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                    6,425
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                 882,892
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      241,902
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        14,320,202
---------------------------------------------------------------------------------------------------
Net assets                                                                             $882,790,026

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $761,828,046
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                              4,408,621
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment and foreign
currency transactions (Note 1)                                                           35,890,606
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                        80,662,753
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $882,790,026

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($429,245,691 divided by 29,337,885 shares)                                                  $14.63
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $14.63)*                                      $15.52
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($406,783,178 divided by 28,069,951 shares)**                                                $14.49
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($46,761,157 divided by 3,214,763 shares)                                                    $14.55
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $14.55)*                                      $15.08
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended August 31, 1997

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $83,656)                                             $ 13,200,500
--------------------------------------------------------------------------------------------------
Interest                                                                                   931,354
--------------------------------------------------------------------------------------------------
Total investment income                                                                 14,131,854

Expenses:
Compensation of Manager (Note 2)                                                         3,753,922
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           1,205,261
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                          16,963
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            10,538
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      673,587
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    2,528,847
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                      224,784
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                 903
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     39,628
--------------------------------------------------------------------------------------------------
Registration fees                                                                          182,122
--------------------------------------------------------------------------------------------------
Auditing                                                                                    15,852
--------------------------------------------------------------------------------------------------
Legal                                                                                       12,475
--------------------------------------------------------------------------------------------------
Postage                                                                                     91,189
--------------------------------------------------------------------------------------------------
Other                                                                                       58,330
--------------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                            (20,780)
--------------------------------------------------------------------------------------------------
Total expenses                                                                           8,793,621
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (363,962)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             8,429,659
--------------------------------------------------------------------------------------------------
Net investment income                                                                    5,702,195
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        39,750,466
--------------------------------------------------------------------------------------------------
Net realized gain on forward currency transactions (Note 1)                                  2,181
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the year                                                        (882,892)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                              78,980,121
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                117,849,876
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $123,552,071
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                            Year ended August 31
                                                                                     ---------------------------------
                                                                                               1997               1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $ 5,702,195        $  1,055,624
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                            39,752,647            566,617
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies                                         78,097,229          2,257,919
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    123,552,071          3,880,160
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                              (1,337,077)           (66,271)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                (812,454)                --
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (117,030)                --
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                              (2,101,574)          (178,420)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (2,006,697)                --
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (245,230)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       561,917,623        197,832,270
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            678,849,632        201,467,739

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                       203,940,394          2,472,655
----------------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $4,408,621 and $1,036,338, respectively)                                     $882,790,026       $203,940,394
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                   Year ended        January 3, 1995+
operating performance                                                                        August 31           to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $11.57           $10.53            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                                               .19 (c)          .18              .15
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain
on investments                                                                         3.10             1.82             1.88
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  3.29             2.00             2.03
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.09)            (.26)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.14)            (.70)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.23)            (.96)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $14.63           $11.57           $10.53
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                             28.79            20.29            23.88 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                     $429,246          $97,718           $2,473
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)                                                           1.22             1.24              .51 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(a)                                                           1.40             2.45             1.67 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                65.38            33.57            51.07 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                                        $.0471           $.0322
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation during the period (Note 2).  As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.14 per share for the period ended August 31, 1995.
    Expenses for the period ended August 31, 1996, reflect a reduction of $0.01 per class A shares and
    $0.02 per class B and M shares respectively. Expenses for the year ended 8/31/97 reflect a reduction of less than a $0.01 per class A, B, and M shares, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) The ratio of expenses to average net assets for the period ended August 31, 1996, and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                         Year ended    Feb. 26, 1996+
operating performance                                                                              August 31     to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $11.52           $10.86
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                                                                .09 (c)          .10 (c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain
on investments                                                                                          3.08              .56
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   3.17              .66
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.06)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                          (.14)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.20)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $14.49           $11.52
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                                              27.79             6.08 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                      $406,783          $94,370
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)                                                                            1.97             1.04 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(a)                                                                             .65              .88 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 65.38            33.57
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                                                         $.0471           $.0322
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation during the period (Note 2).  As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.14 per share for the period ended August 31, 1995.
    Expenses for the period ended August 31, 1996, reflect a reduction of $0.01 per class A shares and
    $0.02 per class B and M shares respectively. Expenses for the year ended 8/31/97 reflect a reduction of less than a $0.01 per class A, B, and M shares, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) The ratio of expenses to average net assets for the period ended August 31, 1996, and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                         Year ended     Feb. 26,1996+
operating performance                                                                              August 31     to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $11.54           $10.86
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                                                                .12 (c)          .11 (c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain
on investments                                                                                          3.10              .57
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   3.22              .68
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.07)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                          (.14)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.21)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $14.55           $11.54
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                                              28.19             6.26 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $46,761          $11,852
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)                                                                            1.72              .91 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(a)                                                                             .91             1.05 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 65.38            33.57
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                                                         $.0471           $.0322
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation during the period (Note 2).  As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.14 per share for the period ended August 31, 1995.
    Expenses for the period ended August 31, 1996, reflect a reduction of $0.01 per class A shares and
    $0.02 per class B and M shares respectively. Expenses for the year ended 8/31/97 reflect a reduction of less than a $0.01 per class A, B, and M shares, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) The ratio of expenses to average net assets for the period ended August 31, 1996, and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Notes to financial statements
August 31, 1997

Note 1
Significant accounting policies

Putnam New Value Fund (the "fund") is one in a series of Putnam Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long term capital appreciation by investing primarily in common stocks which are undervalued at the time of purchase.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value which is determined using the last reported sale price, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of realized and unrealized gains and losses on forward foreign currency contracts and organizational expenses. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 1997, the fund reclassified $63,351 to decrease undistributed net investment income and $62,656 to increase paid-in-capital, with an increase to accumulated net realized gains and losses of $695. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $6,425. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% thereafter.

Putnam Management agreed to limit its compensation (and bear other expenses, as necessary) to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company ("PFTC"), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets. This agreement expired on October 31, 1996.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended August 31, 1997, fund expenses were reduced by $363,962 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $1,170 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended August 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $1,078,785 and $59,028 from the sale of class A and class M shares, respectively and $387,382 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended August 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received $6,362 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended August 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $907,029,789 and $349,180,260, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At August 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Year ended
                                         August 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      26,781,456     $353,636,956
------------------------------------------------------------
Shares issued in
connection with
 reinvestment of
distributions                       254,484        3,214,135
------------------------------------------------------------
                                 27,035,940      356,851,091

Shares
repurchased                      (6,145,683)     (83,030,249)
------------------------------------------------------------
Net increase                     20,890,257     $273,820,842
------------------------------------------------------------

                                           Year ended
                                         August 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       8,571,175      $97,356,430
------------------------------------------------------------
Shares issued in
connection with
 reinvestment of
distributions                        24,155          244,691
------------------------------------------------------------
                                  8,595,330       97,601,121

Shares
repurchased                        (382,562)      (4,366,497)
------------------------------------------------------------
Net increase                      8,212,768      $93,234,624
------------------------------------------------------------

                                           Year ended
                                         August 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      22,345,379     $292,796,597
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       197,604        2,484,902
------------------------------------------------------------
                                 22,542,983      295,281,499

Shares
repurchased                      (2,667,691)     (35,691,818)
------------------------------------------------------------
Net increase                     19,875,292     $259,589,681
------------------------------------------------------------

                                        For the period
                                       February 26, 1996
                                       (commencement of
                                        operations) to
                                        August 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       8,521,256      $96,626,977
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                  8,521,256       96,626,977

Shares
repurchased                        (326,597)      (3,707,666)
------------------------------------------------------------
Net increase                      8,194,659      $92,919,311
------------------------------------------------------------

                                           Year ended
                                         August 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,566,516      $33,630,185
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        28,012          352,955
------------------------------------------------------------
                                  2,594,528       33,983,140

Shares
repurchased                        (406,917)      (5,476,040)
------------------------------------------------------------
Net increase                      2,187,611      $28,507,100
------------------------------------------------------------

                                         For the period
                                        February 26, 1996
                                        (commencement of
                                         operations) to
                                         August 31, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,094,106      $12,434,719
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                  1,094,106       12,434,719

Shares
repurchased                         (66,954)        (756,384)
------------------------------------------------------------
Net increase                      1,027,152      $11,678,335
------------------------------------------------------------



Federal tax information
(Unaudited)

The fund has designated 34.35% of the distributions from net investment income as qualifying for the dividends received deductions for corporations.

Pursuant to section 852 of the Internal Revenue Code, the fund hereby designates $7,081,551 (or if different, the amount necessary to offset net capital gain earned by the fund) as capital gain dividends for its taxable year ended August 31, 1997.

The Form 1099 you receive in January 1998 will show the tax status of all distributions paid to your account in calendar 1997.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund *

International New Opportunities Fund

Investors Fund

New Opportunities Fund +

OTC & Emerging Growth Fund [DBL. DAGGER]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund

High Yield Total Return Fund

High Yield Trust +

Income Fund

Money Market Fund **

Intermediate U.S. Government

Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Overseas Growth Fund

 + Closed to new investors. Some exceptions may apply. Contact Putnam for details.

[DBL. DAGGER] Formerly OTC Emerging Growth Fund

[SECTION MARK] Not available in all states.

** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

   Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

David L. King
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam New Value Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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Bulk Rate
U.S. Postage
PAID
Putnam
Investments
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AN025-36569   10/97